Summary of Significant Accounting Policies - Schedule of Computation of Basic and Diluted EPS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Antidilutive securities (in shares)	2,700,473	837,472	21,664,165	7,317,778
Basic EPS
Loss available to stockholders	$ (5,769,143)	$ (3,999,560)	$ (12,875,313)	$ (19,483,138)
Loss available to stockholders (in shares)	24,901,733	22,879,056	190,779,052	164,216,808
Loss available to stockholders (in dollars per share)	$ (0.23)	$ (0.17)	$ (0.07)	$ (0.12)
Dilute EPS
Effect of dilutive securities stock options and warrants	$ 0	$ 0	$ 0	$ 0
Effect of dilutive securities stock options and warrants (in shares)	0	0	0	0
Loss available to stockholders plus assumed conversions	$ (5,769,143)	$ (3,999,560)	$ (12,875,313)	$ (19,483,138)
Loss available to stockholders plus assumed conversions (in shares)	24,901,733	22,879,056	190,779,052	164,216,808
Net income (loss) (in dollars per share)	$ (0.23)	$ (0.17)	$ (0.07)	$ (0.12)